Goodwill And Other Intangible Assets (Schedule Of Goodwill And Other Intangible Assets) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill, cost, beginning balance	$ 207.4	$ 257.1
Goodwill, cost, disposals	(0.6)	(49.7)
Goodwill, transferred to assets held for sale	(110.8)
Goodwill, cost, ending balance	96.0	207.4	257.1
Goodwill, net book value	96.0	207.4
Other Intangible Assets, cost, beginning balance	255.3	426.0
Other Intangible Assets, cost, additions	1.9	2.6
Other Intangible Assets, cost, disposals	(4.4)	(173.0)
Other Intangible Assets, transferred to assets held for sale	(159.2)
Other Intangible Assets, cost, impairment	(1.8)	(0.3)
Other Intangible Assets, cost, ending balance	93.6	255.3	426.0
Other Intangible Assets, accumulated amortization, beginning balance	(152.8)	(306.6)
Amortization expense	(14.6)	(15.9)	(28.4)
Other Intangible Assets, accumulated amortization, disposals	3.8	169.7
Other Intangible Assets, accumulated amortization, transferred to assets held for sale	74.8
Other Intangible Assets, Accumulated amortization, impairment	(1.8)	(0.3)
Other Intangible Assets, accumulated amortization, ending balance	(90.6)	(152.8)	(306.6)
Other Intangible Assets, net book value	3.0	102.5
Total, cost, beginning balance	462.7	683.1
Total, additions	1.9	2.6
Total, disposals	(5.0)	(222.7)
Total, transferred to assets held for sale	(270.0)
Total, impairment		(0.3)
Total, cost, ending balance	189.6	462.7	683.1
Total, net book value	$ 99.0	$ 309.9